Quarterly Holdings Report
for
Fidelity® Growth Company Fund
August 31, 2023
GCF-NPRT3-1023
1.805820.119
Common Stocks - 97.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.6%
Entertainment - 0.8%
Netflix, Inc. (a)	827,174	358,729
Roku, Inc. Class A (a)	422,650	34,319
The Walt Disney Co. (a)	140,204	11,732
		404,780
Interactive Media & Services - 8.5%
Alphabet, Inc.:
Class A (a)	17,392,951	2,368,398
Class C (a)	9,669,366	1,328,087
Epic Games, Inc. (a)(b)(c)	51,800	32,259
Meta Platforms, Inc. Class A (a)	1,684,451	498,412
Snap, Inc. Class A (a)	4,465,756	46,221
		4,273,377
Media - 0.0%
The Trade Desk, Inc. (a)	53,166	4,255
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	1,280,022	174,403
TOTAL COMMUNICATION SERVICES		4,856,815
CONSUMER DISCRETIONARY - 18.9%
Automobile Components - 0.0%
Mobileye Global, Inc. (d)	305,761	10,858
Automobiles - 2.2%
Neutron Holdings, Inc. (a)(b)(c)	1,546,251	44
Rad Power Bikes, Inc. (a)(b)(c)	1,182,568	792
Rivian Automotive, Inc. (a)(d)	7,358,346	167,255
Tesla, Inc. (a)	3,679,896	949,708
		1,117,799
Broadline Retail - 6.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	415,412	38,592
Amazon.com, Inc. (a)	21,577,923	2,977,969
Etsy, Inc. (a)	80,790	5,944
Ollie's Bargain Outlet Holdings, Inc. (a)	2,363,076	182,146
Ozon Holdings PLC ADR (a)(c)(d)	20,942	218
PDD Holdings, Inc. ADR (a)	85,005	8,413
Vipshop Holdings Ltd. ADR (a)	1,189,296	18,779
		3,232,061
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	30,762	4,527
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A (a)	250,738	32,985
Booking Holdings, Inc. (a)	87,684	272,261
Chipotle Mexican Grill, Inc. (a)	41,350	79,667
Dutch Bros, Inc. (a)(d)	297,741	8,816
Expedia, Inc. (a)	137,430	14,896
Marriott International, Inc. Class A	336,437	68,468
McDonald's Corp.	2,735	769
Penn Entertainment, Inc. (a)	1,957,456	46,372
Shake Shack, Inc. Class A (a)	62,894	4,403
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	53,749	2
Stage 2 rights (a)(c)	53,749	1
Stage 3 rights (a)(c)	53,749	1
Stage 4 rights (a)(c)	53,749	1
Stage 5:
rights (a)(c)	53,749	1
rights (a)(c)	53,748	1
Starbucks Corp.	511,136	49,805
Sweetgreen, Inc. Class A (a)	1,364,991	19,601
Trip.com Group Ltd. ADR (a)	717,618	28,210
Yum China Holdings, Inc.	513,652	27,578
Zomato Ltd. (a)	9,483,800	11,191
		665,029
Household Durables - 0.4%
Lennar Corp. Class A	1,492,102	177,694
Purple Innovation, Inc. (d)	3,697,340	8,023
Toll Brothers, Inc.	149,648	12,261
		197,978
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A (a)	51,100	2,747
Fanatics, Inc. Class A (a)(b)(c)	730,532	56,565
Farfetch Ltd. Class A (a)(d)	1,074,997	3,064
Five Below, Inc. (a)	184,932	31,801
Floor & Decor Holdings, Inc. Class A (a)	161,812	16,133
Lowe's Companies, Inc.	1,304,624	300,690
Revolve Group, Inc. (a)(d)	1,870,949	27,409
RH (a)	180,223	65,816
Ross Stores, Inc.	190,464	23,200
RumbleON, Inc. Class B (a)(d)	564,168	3,724
The Home Depot, Inc.	1,038,941	343,162
TJX Companies, Inc.	3,992,427	369,220
Tractor Supply Co. (d)	20,571	4,495
Wayfair LLC Class A (a)	3,522,714	243,455
		1,491,481
Textiles, Apparel & Luxury Goods - 5.6%
Canada Goose Holdings, Inc. (a)(d)	1,644,042	25,892
Crocs, Inc. (a)	220,568	21,470
Deckers Outdoor Corp. (a)	591,663	313,043
Figs, Inc. Class A (a)(d)	387,224	2,393
Li Ning Co. Ltd.	1,671,599	7,897
lululemon athletica, Inc. (a)	4,689,750	1,788,014
NIKE, Inc. Class B	1,170,176	119,019
On Holding AG (a)(d)	4,906,178	141,445
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,783,527	341,279
Tory Burch LLC Class B (a)(b)(c)(e)	1,275,684	42,110
		2,802,562
TOTAL CONSUMER DISCRETIONARY		9,522,295
CONSUMER STAPLES - 3.0%
Beverages - 1.4%
Celsius Holdings, Inc. (a)	545,969	107,032
Keurig Dr. Pepper, Inc.	1,882,979	63,362
Monster Beverage Corp.	2,825,552	162,215
PepsiCo, Inc.	616,878	109,755
The Coca-Cola Co.	3,899,884	233,330
		675,694
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp.	345,351	189,694
Dollar General Corp.	116,341	16,113
Dollar Tree, Inc. (a)	281,194	34,407
Kroger Co.	601,147	27,887
Sysco Corp.	264,989	18,456
Target Corp.	201,858	25,545
Walmart, Inc.	323,541	52,611
		364,713
Food Products - 0.3%
Bunge Ltd.	504,958	57,727
Kellogg Co.	44,567	2,719
Mondelez International, Inc.	264,624	18,857
The Hershey Co.	158,743	34,108
The Real Good Food Co. LLC:
Class B (a)(c)	616,906	0
Class B unit (a)(f)	616,906	2,431
The Real Good Food Co., Inc. (a)	165,185	651
		116,493
Household Products - 0.2%
Church & Dwight Co., Inc.	164,115	15,881
Colgate-Palmolive Co.	113,098	8,309
Procter & Gamble Co.	517,329	79,845
The Clorox Co.	35,053	5,484
		109,519
Personal Care Products - 0.1%
elf Beauty, Inc. (a)	124,275	17,238
Kenvue, Inc.	295,486	6,811
Oddity Tech Ltd. (d)	76,393	3,177
Oddity Tech Ltd.	158,671	5,939
Olaplex Holdings, Inc. (a)	2,540,430	6,885
The Beauty Health Co. (a)(b)	2,884,717	17,770
The Beauty Health Co. (a)(d)	795,631	4,901
		62,721
Tobacco - 0.3%
JUUL Labs, Inc. Class A (a)(b)(c)	44,067	280
Philip Morris International, Inc.	1,696,595	162,975
		163,255
TOTAL CONSUMER STAPLES		1,492,395
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	361,191	13,072
Halliburton Co.	2,350,626	90,781
		103,853
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp. (d)	1,559,173	57,689
EQT Corp. (d)	359,137	15,522
Hess Corp.	2,107,131	325,552
Pioneer Natural Resources Co.	12,495	2,973
Range Resources Corp.	3,081,764	99,788
Reliance Industries Ltd.	1,699,538	49,460
Valero Energy Corp.	171,566	22,286
		573,270
TOTAL ENERGY		677,123
FINANCIALS - 2.9%
Banks - 0.3%
Bank of America Corp.	2,022,189	57,976
HDFC Bank Ltd. sponsored ADR	1,117,937	69,659
JPMorgan Chase & Co.	254,296	37,211
Wells Fargo & Co.	87,666	3,620
		168,466
Capital Markets - 0.2%
BlackRock, Inc. Class A	113,832	79,744
Financial Services - 2.4%
Ant International Co. Ltd. Class C (a)(b)(c)	1,755,314	3,405
Block, Inc. Class A (a)	177,622	10,240
Jio Financial Services Ltd.	2,278,538	6,433
MasterCard, Inc. Class A	1,135,560	468,577
PayPal Holdings, Inc. (a)	446,003	27,880
Saluda Medical, Inc. warrants 1/20/27 (a)(b)(c)	87,212	231
Toast, Inc. (a)(d)	5,492,430	121,767
Visa, Inc. Class A	2,412,570	592,720
		1,231,253
TOTAL FINANCIALS		1,479,463
HEALTH CARE - 12.3%
Biotechnology - 6.8%
4D Pharma PLC (a)(c)(d)	2,446,782	516
AbbVie, Inc.	368,464	54,149
Absci Corp. (a)	3,974,044	7,114
ACADIA Pharmaceuticals, Inc. (a)	1,648,520	44,543
Acelyrin, Inc.	603,864	15,296
Akouos, Inc. (CVR) (c)	1,254,446	1,016
Alector, Inc. (a)	2,074,990	11,309
Allogene Therapeutics, Inc. (a)	2,064,530	8,031
Allovir, Inc. (a)	2,704,913	8,466
Alnylam Pharmaceuticals, Inc. (a)	1,959,442	387,617
Ambrx Biopharma, Inc. ADR (a)	8,231	116
Amgen, Inc.	335,491	86,000
Apellis Pharmaceuticals, Inc. (a)	271,068	11,442
Apogee Therapeutics, Inc.	279,508	6,412
Apogee Therapeutics, Inc.	632,699	13,063
Arcutis Biotherapeutics, Inc. (a)	330,332	2,821
Argenx SE ADR (a)	649,248	326,241
Arrowhead Pharmaceuticals, Inc. (a)	124,372	3,438
Ars Pharmaceuticals, Inc. (a)(d)	1,304,815	9,251
Ascendis Pharma A/S sponsored ADR (a)	57,684	5,654
aTyr Pharma, Inc. (a)	2,058,061	3,499
Avidity Biosciences, Inc. (a)	2,009,401	15,191
Axcella Health, Inc. (a)(d)	528,880	122
Beam Therapeutics, Inc. (a)(d)	795,524	18,440
BeiGene Ltd. ADR (a)	471,858	97,934
Biomea Fusion, Inc. (a)	1,655,524	27,929
BioNTech SE ADR (a)	76,506	9,252
BioXcel Therapeutics, Inc. (a)(d)	1,025,950	3,878
Caris Life Sciences, Inc. (b)(c)	926,826	4,467
Century Therapeutics, Inc. (a)	1,179,358	2,925
Cerevel Therapeutics Holdings (a)	5,768,842	136,722
Cibus, Inc. (a)(d)	762,077	11,180
Codiak Biosciences, Inc. warrants 9/15/27 (a)(c)	380,700	0
CRISPR Therapeutics AG (a)(d)	577,152	28,863
Cyclerion Therapeutics, Inc. (a)	21,293	76
Cyclerion Therapeutics, Inc. (a)(b)	27,184	97
Day One Biopharmaceuticals, Inc. (a)	501,937	6,771
Denali Therapeutics, Inc. (a)	220,242	5,085
Deverra Therapeutics, Inc. (a)(c)	59,780	0
Disc Medicine, Inc. rights (a)(c)	128,509	0
EQRx, Inc. (a)(d)(g)	7,897,571	18,085
EQRx, Inc.:
rights (a)(c)	441,931	115
rights (a)(c)	189,399	28
Evelo Biosciences, Inc. (b)	676,861	4,474
Foghorn Therapeutics, Inc. (a)	920,007	6,964
Frequency Therapeutics, Inc. (c)(h)	1,192,310	2,969
Generation Bio Co. (a)	2,196,762	10,501
Geron Corp. (a)	925,357	2,249
Idorsia Ltd. (a)(d)	616,259	3,381
Immunocore Holdings PLC ADR (a)	170,069	9,570
ImmunoGen, Inc. (a)	1,356,307	21,484
Immunovant, Inc. (a)	1,916,414	43,522
Inhibrx, Inc. (a)(d)	380,229	8,137
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(c)	156,370	0
Invivyd, Inc. (a)(d)	2,972,838	5,529
Ionis Pharmaceuticals, Inc. (a)	6,884,257	277,229
Janux Therapeutics, Inc. (a)	729,427	8,024
Karuna Therapeutics, Inc. (a)	1,271,966	238,824
Kineta, Inc. (d)	30,558	61
Legend Biotech Corp. ADR (a)	1,763,997	122,351
Lexicon Pharmaceuticals, Inc. (a)(d)	2,530,558	4,353
Lyell Immunopharma, Inc. (a)(d)	908,487	2,171
Madrigal Pharmaceuticals, Inc. (a)	27,262	4,907
Magenta Therapeutics, Inc. (c)(h)	954,166	4,007
Moderna, Inc. (a)	779,650	88,155
Monte Rosa Therapeutics, Inc. (a)	850,144	4,990
Moonlake Immunotherapeutics (a)	249,550	14,367
Morphic Holding, Inc. (a)	1,280,968	70,556
Morphimmune, Inc. (h)	1,152,912	6,321
Nuvalent, Inc. Class A (a)	1,246,713	56,813
Omega Therapeutics, Inc. (a)	1,576,214	5,785
ORIC Pharmaceuticals, Inc. (a)(d)	936,190	8,388
Poseida Therapeutics, Inc. (a)	2,813,729	5,881
Prothena Corp. PLC (a)	2,139,535	113,010
PTC Therapeutics, Inc. (a)	996,356	39,356
RAPT Therapeutics, Inc. (a)	987,344	18,858
Recursion Pharmaceuticals, Inc. (a)(d)	1,416,385	12,323
Regeneron Pharmaceuticals, Inc. (a)	264,110	218,284
Relay Therapeutics, Inc. (a)(d)	694,809	7,101
Roivant Sciences Ltd. (a)	10,298,001	119,148
Sage Therapeutics, Inc. (a)	2,553,347	51,067
Sagimet Biosciences, Inc.	636,839	7,693
Sana Biotechnology, Inc. (a)(d)	2,896,016	15,494
Scholar Rock Holding Corp. (a)	1,744,413	10,903
Scholar Rock Holding Corp. warrants 12/31/25 (a)(b)	167,100	290
Seres Therapeutics, Inc. (a)(d)	5,901,360	20,360
Shattuck Labs, Inc. (a)	1,229,789	2,656
Sigilon Therapeutics, Inc. rights (a)(c)	28,234	135
SpringWorks Therapeutics, Inc. (b)	457,500	11,603
SpringWorks Therapeutics, Inc. (a)(d)	2,627,479	74,042
Synlogic, Inc. (a)	2,147,753	1,052
Tango Therapeutics, Inc. (b)	543,718	3,176
Tango Therapeutics, Inc. (a)	972,950	6,314
Taysha Gene Therapies, Inc.	3,547,617	10,785
TG Therapeutics, Inc. (a)	89,662	939
Turnstone Biologics Corp.	279,208	3,013
Tyra Biosciences, Inc. (a)	150,625	2,294
uniQure B.V. (a)(d)	262,025	2,282
UNITY Biotechnology, Inc. warrants 8/22/27 (a)	1,912,784	63
Vaxcyte, Inc. (a)	889,893	46,203
Vera Therapeutics, Inc. (a)	796,974	14,098
Vertex Pharmaceuticals, Inc. (a)	211,317	73,610
Verve Therapeutics, Inc. (a)	402,393	5,179
Viking Therapeutics, Inc. (a)	3,313,775	45,763
Vor Biopharma, Inc. (a)	1,440,589	3,601
Zai Lab Ltd. ADR (a)	121,248	3,088
Zentalis Pharmaceuticals, Inc. (a)	986,350	26,197
		3,405,097
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	75,319	7,750
Axonics Modulation Technologies, Inc. (a)	199,857	11,452
Blink Health LLC Series A1 (a)(b)(c)	173,460	8,291
Boston Scientific Corp. (a)	89,879	4,848
DexCom, Inc. (a)	785,410	79,311
Inspire Medical Systems, Inc. (a)	39,350	8,928
Insulet Corp. (a)	1,170,952	224,483
Intuitive Surgical, Inc. (a)	628,294	196,455
Novocure Ltd. (a)	4,674,872	103,128
Outset Medical, Inc. (a)	1,492,331	20,311
Penumbra, Inc. (a)	8,990	2,378
Presbia PLC (a)(c)(g)	1,099,338	0
PROCEPT BioRobotics Corp. (a)	1,224,248	41,759
Shockwave Medical, Inc. (a)	473,727	104,405
		813,499
Health Care Providers & Services - 0.9%
Alignment Healthcare, Inc. (a)	1,551,224	9,059
Guardant Health, Inc. (a)	308,544	12,058
Humana, Inc.	159,052	73,423
McKesson Corp.	67,879	27,988
The Oncology Institute, Inc. (a)(b)	1,815,080	2,105
UnitedHealth Group, Inc.	687,521	327,659
		452,292
Health Care Technology - 0.0%
DNA Script (a)(b)(c)	463	292
DNA Script (a)(b)(c)	1,769	1,117
		1,409
Life Sciences Tools & Services - 0.5%
10X Genomics, Inc. (a)	75,000	3,889
10X Genomics, Inc. Class B (a)(f)	1,995,040	103,443
Danaher Corp.	74,445	19,728
Gerresheimer AG	62,013	8,063
Olink Holding AB ADR (a)	1,460,122	24,136
Seer, Inc. (a)	826,314	2,173
Thermo Fisher Scientific, Inc.	116,877	65,112
WuXi AppTec Co. Ltd. (H Shares) (f)	1,056,363	11,571
Wuxi Biologics (Cayman), Inc. (a)(f)	5,481,042	30,900
		269,015
Pharmaceuticals - 2.5%
Adimab LLC (a)(b)(c)(e)	3,162,765	115,820
Arvinas Holding Co. LLC (a)	171,009	4,824
Atea Pharmaceuticals, Inc. (a)	1,957,968	6,579
Bristol-Myers Squibb Co.	329,425	20,309
Dragonfly Therapeutics, Inc. (a)(b)(c)	481,725	9,182
Eli Lilly & Co.	1,057,824	586,246
Fulcrum Therapeutics, Inc. (a)	875,079	4,839
GH Research PLC (a)	792,922	8,429
Harmony Biosciences Holdings, Inc. (a)	1,765,708	64,007
Intra-Cellular Therapies, Inc. (a)	2,929,231	162,631
Merck & Co., Inc.	143,489	15,637
Novo Nordisk A/S Series B sponsored ADR	660,845	122,666
Nuvation Bio, Inc. (a)	5,418,341	8,886
OptiNose, Inc. (a)	4,759,735	5,664
OptiNose, Inc. warrants (a)	705,734	189
Pfizer, Inc.	82,619	2,923
Pharvaris BV (a)	135,841	2,785
Pliant Therapeutics, Inc. (a)	1,341,901	22,651
Sienna Biopharmaceuticals, Inc. (a)	1,422,375	0
Skyhawk Therapeutics, Inc. (a)(b)(c)	603,195	6,931
Theravance Biopharma, Inc. (a)	178,154	1,696
UCB SA	755,393	67,822
Ventyx Biosciences, Inc. (a)	390,627	13,086
		1,253,802
TOTAL HEALTH CARE		6,195,114
INDUSTRIALS - 4.5%
Aerospace & Defense - 1.0%
AeroVironment, Inc. (a)	125,676	12,194
Lockheed Martin Corp.	201,669	90,418
Space Exploration Technologies Corp. Class A (a)(b)(c)	4,182,100	338,750
The Boeing Co. (a)	313,607	70,257
		511,619
Air Freight & Logistics - 0.1%
Delhivery Private Ltd. (a)	2,269,100	12,003
United Parcel Service, Inc. Class B	93,378	15,818
		27,821
Construction & Engineering - 0.2%
Fluor Corp. (a)	1,276,901	44,679
MasTec, Inc. (a)(d)	143,884	14,315
Quanta Services, Inc.	113,772	23,877
		82,871
Electrical Equipment - 0.5%
Eaton Corp. PLC	433,356	99,832
Emerson Electric Co.	541,985	53,250
Fluence Energy, Inc. (a)(d)	96,569	2,545
Generac Holdings, Inc. (a)	341,115	40,528
Nextracker, Inc. Class A	168,225	7,086
NuScale Power Corp. (a)(d)	985,123	5,881
Schneider Electric SA	272,100	46,640
		255,762
Ground Transportation - 1.5%
Avis Budget Group, Inc. (a)	1,555,038	331,830
Bird Global, Inc.:
Stage 1 rights (a)(c)	5,332	0
Stage 2 rights (a)(c)	5,332	0
Stage 3 rights (a)(c)	5,332	0
Hertz Global Holdings, Inc. (a)(d)	119,157	2,020
Lyft, Inc. (a)	2,193,233	25,836
Uber Technologies, Inc. (a)	6,666,761	314,871
Union Pacific Corp.	496,192	109,445
		784,002
Industrial Conglomerates - 0.1%
General Electric Co.	108,956	12,471
Honeywell International, Inc.	89,764	16,870
		29,341
Machinery - 0.5%
Caterpillar, Inc.	326,991	91,927
Deere & Co.	318,502	130,885
Fortive Corp.	93,869	7,402
Illinois Tool Works, Inc. (d)	135,827	33,597
Ingersoll Rand, Inc.	180,836	12,588
		276,399
Passenger Airlines - 0.5%
Delta Air Lines, Inc.	1,758,143	75,389
Ryanair Holdings PLC sponsored ADR (a)	22,581	2,241
Southwest Airlines Co. (d)	1,459,867	46,132
Spirit Airlines, Inc.	1,663,938	27,455
United Airlines Holdings, Inc. (a)	1,244,469	61,987
Wheels Up Experience, Inc.:
rights (a)(c)	80,889	0
rights (a)(c)	80,889	0
rights (a)(c)	80,890	0
Wizz Air Holdings PLC (a)(f)	1,982,176	56,573
		269,777
Professional Services - 0.1%
LegalZoom.com, Inc. (a)	714,749	8,155
Paycom Software, Inc.	47,419	13,981
Paylocity Holding Corp. (a)	75,167	15,071
		37,207
TOTAL INDUSTRIALS		2,274,799
INFORMATION TECHNOLOGY - 44.3%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	404,506	78,972
Ciena Corp. (a)	2,666,542	133,274
Infinera Corp. (a)	10,607,242	49,642
		261,888
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (a)	187,482	7,055
TE Connectivity Ltd.	12,057	1,596
		8,651
IT Services - 1.3%
Accenture PLC Class A	345,001	111,701
Cloudflare, Inc. (a)	3,723,299	242,126
IBM Corp.	328,871	48,288
MongoDB, Inc. Class A (a)	47,077	17,950
Okta, Inc. (a)	341,851	28,548
Shopify, Inc. Class A (a)	2,094,880	139,364
Snowflake, Inc. (a)	234,301	36,750
Twilio, Inc. Class A (a)	44,029	2,805
X Holdings Corp. Class A (b)(c)	90,280	3,482
		631,014
Semiconductors & Semiconductor Equipment - 17.3%
Advanced Micro Devices, Inc. (a)	2,237,020	236,498
Allegro MicroSystems LLC (a)	88,687	3,392
Applied Materials, Inc.	1,357,507	207,373
ASML Holding NV (depository receipt)	66,089	43,654
Broadcom, Inc.	115,850	106,917
Cirrus Logic, Inc. (a)	1,584,219	129,969
Enphase Energy, Inc. (a)	218,553	27,654
First Solar, Inc. (a)	605,120	114,440
GlobalFoundries, Inc. (a)	247,758	13,689
Impinj, Inc. (a)	454,982	30,288
KLA Corp.	170,827	85,733
Lam Research Corp.	52,020	36,539
Lattice Semiconductor Corp. (a)	203,375	19,780
Marvell Technology, Inc.	3,158,105	183,960
Micron Technology, Inc.	441,962	30,911
Monolithic Power Systems, Inc.	108,653	56,631
NVIDIA Corp. (d)	13,973,650	6,896,697
ON Semiconductor Corp. (a)	543,174	53,481
Qualcomm, Inc.	442,173	50,642
Silicon Laboratories, Inc. (a)	1,565,099	211,069
SiTime Corp. (a)	554,850	73,623
SolarEdge Technologies, Inc. (a)	28,048	4,560
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	380,362	35,590
Teradyne, Inc.	207,955	22,432
Texas Instruments, Inc.	383,495	64,450
Wolfspeed, Inc. (a)(d)	360,612	17,244
		8,757,216
Software - 12.4%
Adobe, Inc. (a)	622,120	347,977
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	1,007,060	2,467
Atlassian Corp. PLC (a)	22,852	4,663
Autodesk, Inc. (a)	335,674	74,499
Bill Holdings, Inc. (a)	112,721	12,997
Clear Secure, Inc. (d)	2,295	50
Confluent, Inc. (a)	604,364	19,998
Crowdstrike Holdings, Inc. (a)	325,158	53,011
Datadog, Inc. Class A (a)	241,455	23,296
Elastic NV (a)	155,147	9,600
Freshworks, Inc. (a)	623,384	13,633
HubSpot, Inc. (a)	176,604	96,518
Intuit, Inc.	238,121	129,016
Microsoft Corp.	10,341,061	3,389,386
Nutanix, Inc. Class A (a)(g)	12,028,720	374,093
Oracle Corp.	3,653,089	439,795
Palantir Technologies, Inc. (a)	474,499	7,108
Palo Alto Networks, Inc. (a)	145,006	35,280
Pine Labs Private Ltd. (a)(b)(c)	4,120	2,054
RingCentral, Inc. (a)	149,307	4,618
Salesforce, Inc. (a)	3,799,453	841,427
Samsara, Inc. (a)	325,733	8,912
SentinelOne, Inc. (a)(d)	236,826	3,938
ServiceNow, Inc. (a)	325,671	191,765
Stripe, Inc. Class B (a)(b)(c)	205,500	3,814
UiPath, Inc. Class A (a)(d)	4,301,164	68,001
Workday, Inc. Class A (a)	133,747	32,701
Zoom Video Communications, Inc. Class A (a)	614,323	43,635
Zscaler, Inc. (a)	224,638	35,055
		6,269,307
Technology Hardware, Storage & Peripherals - 12.8%
Apple, Inc.	31,494,435	5,916,860
Pure Storage, Inc. Class A (a)	13,939,240	510,037
Samsung Electronics Co. Ltd.	352,305	17,789
		6,444,686
TOTAL INFORMATION TECHNOLOGY		22,372,762
MATERIALS - 0.6%
Chemicals - 0.2%
Albemarle Corp. (d)	99,209	19,714
CF Industries Holdings, Inc.	106,042	8,173
Corteva, Inc.	1,080,538	54,578
The Mosaic Co. (d)	764,959	29,719
		112,184
Containers & Packaging - 0.0%
Sealed Air Corp.	192,233	7,124
Metals & Mining - 0.4%
Barrick Gold Corp. (Canada)	403,413	6,538
Freeport-McMoRan, Inc.	4,127,608	164,733
		171,271
TOTAL MATERIALS		290,579
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	214,172	38,834
Equinix, Inc.	14,419	11,267
		50,101
Real Estate Management & Development - 0.0%
Zillow Group, Inc. Class A (a)	468,466	23,854
TOTAL REAL ESTATE		73,955
UTILITIES - 0.0%
Electric Utilities - 0.0%
ORSTED A/S (f)	176,895	11,389
TOTAL COMMON STOCKS (Cost $17,452,691)		49,246,689

Preferred Stocks - 2.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.2%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	403,450	91,216
Reddit, Inc.:
Series B(a)(b)(c)	384,303	13,739
Series E(a)(b)(c)	24,203	865
Series F(a)(b)(c)	114,996	4,111
		109,931
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	154,174	103
Series C(a)(b)(c)	606,658	971
Series D(a)(b)(c)	1,071,300	2,700
		3,774
Broadline Retail - 0.1%
Meesho Series F (a)(b)(c)	309,354	24,253

Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	7,000	1,815
MOD Super Fast Pizza Holdings LLC Series 3 (a)(b)(c)(e)	82,137	21,731
		23,546
Textiles, Apparel & Luxury Goods - 0.0%
Freenome, Inc.:
Series C(a)(b)(c)	900,884	7,009
Series D(a)(b)(c)	502,404	4,105
Laronde, Inc. Series B (a)(b)(c)	344,496	5,002
		16,116
TOTAL CONSUMER DISCRETIONARY		67,689

CONSUMER STAPLES - 0.1%
Consumer Staples Distribution & Retail - 0.1%
GoBrands, Inc.:
Series G(a)(b)(c)	125,688	9,944
Series H(a)(b)(c)	104,311	8,253
Instacart, Inc.:
Series H(a)(b)(c)	72,310	3,135
Series I(a)(b)(c)	32,756	1,420
		22,752
Food Products - 0.0%
AgBiome LLC:
Series C(a)(b)(c)	1,060,308	3,149
Series D(a)(b)(c)	852,431	2,498
Bowery Farming, Inc. Series C1 (a)(b)(c)	130,916	653
		6,300
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	22,033	140

TOTAL CONSUMER STAPLES		29,192

FINANCIALS - 0.1%
Financial Services - 0.1%
Kartos Therapeutics, Inc. Series C (b)(c)	1,226,990	6,936
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(b)(c)	416,094	4,431
Series C(a)(b)(c)	559,977	6,042
Series D1(b)(c)	754,242	8,161
Series D2(b)(c)	138,091	1,414
Saluda Medical, Inc.:
Series D(b)(c)	581,414	6,768
Series E(b)(c)	799,565	6,476
		40,228
HEALTH CARE - 0.8%
Biotechnology - 0.6%
Aeglea BioTherapeutics, Inc. Series A (b)	17,600	9,614
Altos Labs, Inc. Series B (a)(b)(c)	485,428	9,296
Ankyra Therapeutics Series B (a)(b)(c)	1,356,730	5,658
Asimov, Inc. Series B (a)(b)(c)	82,174	3,767
Bright Peak Therapeutics AG Series B (a)(b)(c)	1,272,915	3,335
Caris Life Sciences, Inc. Series D (a)(b)(c)	1,235,035	5,953
Castle Creek Biosciences, Inc.:
Series D1(a)(b)(c)	19,720	3,838
Series D2(a)(b)(c)	6,341	1,089
Cleerly, Inc. Series C (a)(b)(c)	983,054	11,394
Deep Genomics, Inc. Series C (a)(b)(c)	682,293	6,734
Dianthus Therapeutics, Inc. Series A (a)(b)(c)	1,162,827	4,884
Element Biosciences, Inc.:
Series B(a)(b)(c)	1,096,312	15,337
Series C(a)(b)(c)	480,109	6,717
ElevateBio LLC Series C (a)(b)(c)	1,534,100	6,397
Fog Pharmaceuticals, Inc. Series D (b)(c)	883,504	9,595
Generate Biomedicines:
Series B(a)(b)(c)	820,747	9,726
Series C(b)(c)	265,648	3,148
Genesis Therapeutics, Inc. Series B (b)(c)	1,654,854	8,452
Inscripta, Inc.:
Series D(a)(b)(c)	1,690,173	6,440
Series E(a)(b)(c)	1,086,476	4,139
Intarcia Therapeutics, Inc.:
Series CC(a)(b)(c)	1,051,411	0
Series DD(a)(b)(c)	1,543,687	0
Korro Bio, Inc.:
Series B1(a)(b)(c)	1,436,500	3,577
Series B2(a)(b)(c)	1,348,657	3,358
LifeMine Therapeutics, Inc. Series C (a)(b)(c)	7,794,524	12,939
National Resilience, Inc.:
Series B(a)(b)(c)	1,277,345	77,573
Series C(a)(b)(c)	379,000	23,017
Odyssey Therapeutics, Inc. Series B (b)(c)	1,298,749	8,221
Quell Therapeutics Ltd. Series B (a)(b)(c)	3,870,630	7,083
Rapport Therapeutics, Inc. Series B (b)(c)	4,419,398	7,413
SalioGen Therapeutics, Inc. Series B (a)(b)(c)	51,683	3,454
Sonoma Biotherapeutics, Inc.:
Series B(a)(b)(c)	2,497,760	7,069
Series B1(a)(b)(c)	1,332,116	4,236
T-Knife Therapeutics, Inc. Series B (a)(b)(c)	995,165	3,652
Treeline Biosciences:
Series A(a)(b)(c)	1,347,260	10,509
Series A1(b)(c)	464,216	3,709
		311,323
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	927,374	44,328
Kardium, Inc. Series D6 (a)(b)(c)	5,899,008	5,840
		50,168
Health Care Providers & Services - 0.0%
Boundless Bio, Inc.:
Series B(a)(b)(c)	2,899,016	2,609
Series C(b)(c)	7,224,897	5,057
Conformal Medical, Inc.:
Series C(a)(b)(c)	1,067,180	4,674
Series D(b)(c)	82,803	419
Scorpion Therapeutics, Inc. Series B (a)(b)(c)	1,325,354	2,054
		14,813
Health Care Technology - 0.1%
Aledade, Inc.:
Series B1(a)(b)(c)	101,470	5,086
Series E1(a)(b)(c)	66,006	3,308
DNA Script:
Series B(a)(b)(c)	22	14
Series C(a)(b)(c)	10,882	6,871
Omada Health, Inc. Series E (a)(b)(c)	2,558,060	8,876
PrognomIQ, Inc.:
Series A5(a)(b)(c)	372,687	615
Series B(a)(b)(c)	1,111,446	2,590
Series C(a)(b)(c)	290,995	774
Wugen, Inc. Series B (a)(b)(c)	493,529	2,463
		30,597
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B(a)(b)(c)	16,803	2,948
Series C(a)(b)(c)	13,100	2,770
Galvanize Therapeutics Series B (a)(b)(c)	4,342,265	6,774
		12,492
TOTAL HEALTH CARE		419,393

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp. Series G (a)(b)(c)	216,276	175,184

Construction & Engineering - 0.0%
Beta Technologies, Inc.:
Series A(a)(b)(c)	54,111	6,130
Series B, 6.00%(a)(b)(c)	71,156	8,678
		14,808
TOTAL INDUSTRIALS		189,992

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. Series E (a)(b)(c)	4,067,736	3,417
Menlo Micro, Inc. Series C (a)(b)(c)	4,423,488	4,379
		7,796
Semiconductors & Semiconductor Equipment - 0.2%
Alif Semiconductor Series C (a)(b)(c)	190,608	3,715
Astera Labs, Inc.:
Series A(a)(b)(c)	316,595	3,001
Series B(a)(b)(c)	53,906	511
Series C(a)(b)(c)	1,811,000	17,168
Series D(a)(b)(c)	1,074,629	10,187
GaN Systems, Inc.:
Series F1(a)(b)(c)	287,190	3,179
Series F2(a)(b)(c)	151,648	1,679
Retym, Inc. Series C (b)(c)	666,292	5,164
SiMa.ai:
Series B(a)(b)(c)	1,596,216	9,849
Series B1(a)(b)(c)	106,922	770
Xsight Labs Ltd. Series D (a)(b)(c)	787,863	4,530
		59,753
Software - 0.2%
ASAPP, Inc. Series D (b)(c)	1,755,238	4,300
Bolt Technology OU Series E (a)(b)(c)	72,621	9,376
Databricks, Inc.:
Series G(a)(b)(c)	250,296	18,397
Series H(a)(b)(c)	273,171	20,078
Dataminr, Inc. Series D (a)(b)(c)	1,773,901	22,990
Evozyne LLC Series A (a)(b)(c)	444,700	6,030
Skyryse, Inc. Series B (a)(b)(c)	568,445	13,120
Stripe, Inc. Series H (a)(b)(c)	88,200	1,637
Tenstorrent, Inc. Series C1 (a)(b)(c)	92,100	5,119
		101,047
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc. Series C (b)(c)	407,933	6,698

TOTAL INFORMATION TECHNOLOGY		175,294

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (a)(b)(c)	186,833	4,514

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	1,704,625	56,662

TOTAL MATERIALS		61,176

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials:
Series C(a)(b)(c)	80,057	3,822
Series D(b)(c)	18,751	895
		4,717
TOTAL CONVERTIBLE PREFERRED STOCKS		1,097,612
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(b)(c)	17,893,728	514
Waymo LLC Series A2 (a)(b)(c)	44,767	2,689
		3,203
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	604,608	13,005

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(c)	46,864	8,484
Faraday Pharmaceuticals, Inc. Series B (a)(b)(c)	641,437	712
		9,196
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	9,846	4,908
Series A(a)(b)(c)	2,460	1,226
Series B(a)(b)(c)	2,677	1,335
Series B2(a)(b)(c)	2,165	1,079
Series C(a)(b)(c)	4,028	2,008
Series C1(a)(b)(c)	848	423
Series D(a)(b)(c)	907	452
		11,431
TOTAL NONCONVERTIBLE PREFERRED STOCKS		36,835
TOTAL PREFERRED STOCKS (Cost $1,025,010)		1,134,447

Corporate Bonds - 0.0%
	Principal Amount (i) (000s)	Value ($) (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(b)(c)	3,596	4,223
4% 6/12/27(b)(c)	743	872
4.5% 10/27/25(b)(c)(j)	7,960	7,989
		13,084
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (b)(c)	945	940

TOTAL CORPORATE BONDS (Cost $13,244)		14,024

Preferred Securities - 0.0%
	Principal Amount (i) (000s)	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (b)(c)(k)	13,682	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (b)(c)(l)	8,368	8,159
TOTAL HEALTH CARE		8,159
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(c)(l)	6,731	8,284
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(l)	5,120	4,787
TOTAL INFORMATION TECHNOLOGY		13,071
TOTAL PREFERRED SECURITIES (Cost $33,901)		21,230

Money Market Funds - 0.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.43% (m)	67,721,423	67,735
Fidelity Securities Lending Cash Central Fund 5.44% (m)(n)	377,490,711	377,528
TOTAL MONEY MARKET FUNDS (Cost $445,259)		445,263

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $18,970,105)	50,861,653
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(361,456)
NET ASSETS - 100.0%	50,500,197

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,841,569,000 or 3.6% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $216,307,000 or 0.4% of net assets.

(g)	Affiliated company
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Amount is stated in United States dollars unless otherwise noted.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Non-income producing - Security is in default.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Adimab LLC	9/17/14 - 6/05/15	48,287

Aeglea BioTherapeutics, Inc. Series A	6/22/23	5,123

AgBiome LLC Series C	6/29/18	6,716

AgBiome LLC Series D	9/03/21	5,053

Aledade, Inc. Series B1	5/07/21	3,885

Aledade, Inc. Series E1	5/20/22	3,288

Alif Semiconductor Series C	3/08/22	3,869

Altos Labs, Inc. Series B	7/22/22	9,295

Ankyra Therapeutics Series B	8/26/21	7,641

Ant International Co. Ltd. Class C	5/16/18	6,690

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	945

ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series D	8/29/23	6,778

Asimov, Inc. Series B	10/29/21	7,616

Astera Labs, Inc. Series A	5/17/22	3,220

Astera Labs, Inc. Series B	5/17/22	548

Astera Labs, Inc. Series C	8/24/21	6,088

Astera Labs, Inc. Series D	5/17/22	10,928

Beta Technologies, Inc. Series A	4/09/21	3,965

Beta Technologies, Inc. Series B, 6.00%	4/04/22	7,341

Blink Health LLC Series A1	12/30/20	4,699

Blink Health LLC Series C	11/07/19 - 7/14/21	35,402

Bolt Technology OU Series E	1/03/22	18,867

Boundless Bio, Inc. Series B	4/23/21	3,914

Boundless Bio, Inc. Series C	4/05/23	5,057

Bowery Farming, Inc. Series C1	5/18/21	7,888

Bright Peak Therapeutics AG Series B	5/14/21	4,972

ByteDance Ltd. Series E1	11/18/20	44,208

Caris Life Sciences, Inc.	10/06/22	5,190

Caris Life Sciences, Inc. Series D	5/11/21	10,004

Castle Creek Biosciences, Inc. Series D1	4/19/22	4,240

Castle Creek Biosciences, Inc. Series D2	6/28/21	1,087

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	15,506

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	6,920

Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	5,395

Circle Internet Financial Ltd. Series E	5/11/21	9,813

Cleerly, Inc. Series C	7/08/22	11,581

Conformal Medical, Inc. Series C	7/24/20	3,913

Conformal Medical, Inc. Series D	5/26/23	421

Cyclerion Therapeutics, Inc.	4/02/19	8,052

Databricks, Inc. Series G	2/01/21	14,798

Databricks, Inc. Series H	8/31/21	20,074

Dataminr, Inc. Series D	2/18/15 - 3/06/15	22,617

Deep Genomics, Inc. Series C	7/21/21	9,894

Diamond Foundry, Inc. Series C	3/15/21	40,911

Dianthus Therapeutics, Inc. Series A	4/06/22	5,054

Discord, Inc. Series I	9/15/21	3,854

DNA Script	12/17/21	1,788

DNA Script Series B	12/17/21	18

DNA Script Series C	10/01/21	9,466

Dragonfly Therapeutics, Inc.	12/19/19	12,746

Element Biosciences, Inc. Series B	12/13/19	5,745

Element Biosciences, Inc. Series C	6/21/21	9,869

ElevateBio LLC Series C	3/09/21	6,436

Enevate Corp. Series E	1/29/21	4,510

Epic Games, Inc.	7/13/20 - 7/30/20	29,786

Evelo Biosciences, Inc.	7/07/23	1,564

Evozyne LLC Series A	4/09/21	9,992

Fanatics, Inc. Class A	8/13/20 - 10/24/22	21,636

Faraday Pharmaceuticals, Inc. Series B	12/30/19	843

Farmers Business Network, Inc. Series G	9/15/21	11,613

Fog Pharmaceuticals, Inc. Series D	11/17/22	9,509

Freenome, Inc. Series C	8/14/20	5,958

Freenome, Inc. Series D	11/22/21	3,789

Galvanize Therapeutics Series B	3/29/22	7,518

GaN Systems, Inc. Series F1	11/30/21	2,435

GaN Systems, Inc. Series F2	11/30/21	1,286

GaN Systems, Inc. 0%	11/30/21	6,731

Generate Biomedicines Series B	11/02/21	9,726

Generate Biomedicines Series C	6/05/23	3,148

Genesis Therapeutics, Inc. Series B	8/10/23	8,452

GoBrands, Inc. Series G	3/02/21	31,386

GoBrands, Inc. Series H	7/22/21	40,524

Inscripta, Inc. Series D	11/13/20	7,724

Inscripta, Inc. Series E	3/30/21	9,594

Instacart, Inc. Series H	11/13/20	4,339

Instacart, Inc. Series I	2/26/21	4,095

Intarcia Therapeutics, Inc. Series CC	11/14/12	14,331

Intarcia Therapeutics, Inc. Series DD	3/17/14	50,000

Intarcia Therapeutics, Inc. 6%	2/26/19	13,682

JUUL Labs, Inc. Class A	7/06/18	1,299

JUUL Labs, Inc. Series E	7/06/18	650

Kardium, Inc. Series D6	12/30/20	5,992

Kardium, Inc. 0%	12/30/20	8,368

Kartos Therapeutics, Inc. Series C	8/22/23	6,936

Korro Bio, Inc. Series B1	12/17/21	3,749

Korro Bio, Inc. Series B2	12/17/21	3,749

Laronde, Inc. Series B	8/13/21	9,646

LifeMine Therapeutics, Inc. Series C	2/15/22	15,874

Lightmatter, Inc. Series C	5/19/23	6,713

Meesho Series F	9/21/21	23,719

Menlo Micro, Inc. Series C	2/09/22	5,863

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	11,557

National Resilience, Inc. Series B	12/01/20	17,449

National Resilience, Inc. Series C	6/28/21	16,831

Neutron Holdings, Inc.	2/04/21	15

Neutron Holdings, Inc. Series 1D	1/25/19	4,339

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	3,596

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	743

Neutron Holdings, Inc. 4.5% 10/27/25	10/29/21 - 4/27/23	7,960

Odyssey Therapeutics, Inc. Series B	9/30/22	8,203

Omada Health, Inc. Series E	12/22/21	15,336

Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	4,240

Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	5,992

Paragon Biosciences Emalex Capital, Inc. Series D1	10/21/22	8,168

Paragon Biosciences Emalex Capital, Inc. Series D2	5/18/22	1,190

Pine Labs Private Ltd.	6/30/21	1,536

Pine Labs Private Ltd. Series 1	6/30/21	3,671

Pine Labs Private Ltd. Series A	6/30/21	917

Pine Labs Private Ltd. Series B	6/30/21	998

Pine Labs Private Ltd. Series B2	6/30/21	807

Pine Labs Private Ltd. Series C	6/30/21	1,502

Pine Labs Private Ltd. Series C1	6/30/21	316

Pine Labs Private Ltd. Series D	6/30/21	338

PrognomIQ, Inc. Series A5	8/20/20	225

PrognomIQ, Inc. Series B	9/11/20	2,540

PrognomIQ, Inc. Series C	2/16/22	890

Quell Therapeutics Ltd. Series B	11/24/21	7,315

Rad Power Bikes, Inc.	1/21/21	5,705

Rad Power Bikes, Inc. Series A	1/21/21	744

Rad Power Bikes, Inc. Series C	1/21/21	2,926

Rad Power Bikes, Inc. Series D	9/17/21	10,267

Rapport Therapeutics, Inc. Series B	8/11/23	7,413

Reddit, Inc. Series B	7/26/17	5,456

Reddit, Inc. Series E	5/18/21	1,028

Reddit, Inc. Series F	8/11/21	7,106

Redwood Materials Series C	5/28/21	3,795

Redwood Materials Series D	6/02/23	895

Retym, Inc. Series C	5/17/23 - 6/20/23	5,185

SalioGen Therapeutics, Inc. Series B	12/10/21	5,471

Saluda Medical, Inc. warrants 1/20/27	1/20/22	0

Saluda Medical, Inc. Series D	1/20/22	7,416

Saluda Medical, Inc. Series E	4/06/23	6,456

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Scorpion Therapeutics, Inc. Series B	1/08/21	3,207

SiMa.ai Series B	5/10/21	8,184

SiMa.ai Series B1	4/25/22	758

Skyhawk Therapeutics, Inc.	5/21/21	9,904

Skyryse, Inc. Series B	10/21/21	14,029

Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,936

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,949

Space Exploration Technologies Corp. Class A	10/16/15 - 4/06/17	38,201

Space Exploration Technologies Corp. Series G	1/20/15	16,753

SpringWorks Therapeutics, Inc.	9/07/22	11,900

Stripe, Inc. Class B	5/18/21	8,246

Stripe, Inc. Series H	3/15/21	3,539

T-Knife Therapeutics, Inc. Series B	6/30/21	5,741

Tango Therapeutics, Inc.	8/09/23	2,800

Tenstorrent, Inc. Series C1	4/23/21	5,476

Tenstorrent, Inc. 0%	4/23/21	5,120

The Beauty Health Co.	12/08/20	28,847

The Oncology Institute, Inc.	6/28/21	18,151

Tory Burch LLC Class B	12/31/12 - 5/14/15	83,109

Treeline Biosciences Series A	7/30/21 - 10/27/22	10,545

Treeline Biosciences Series A1	10/27/22	3,997

Waymo LLC Series A2	5/08/20	3,844

Wugen, Inc. Series B	7/09/21	3,827

X Holdings Corp. Class A	10/27/21	8,414

Xsight Labs Ltd. Series D	2/16/21	6,300

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	93,313	1,573,905	1,599,483	2,450	-	-	67,735	0.2%
Fidelity Securities Lending Cash Central Fund 5.44%	302,714	1,704,568	1,629,754	2,301	-	-	377,528	1.3%
Total	396,027	3,278,473	3,229,237	4,751	-	-	445,263

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
EQRx, Inc.	24,324	4,200	611	-	(381)	(9,447)	18,085
EQRx, Inc. rights	1,445	-	-	-	-	(1,330)	-
EQRx, Inc. rights	504	-	-	-	-	(476)	-
Kineta, Inc.	1,011	-	255	802	(3,653)	2,958	-
Nutanix, Inc. Class A	336,414	15,701	11,337	-	1,892	31,423	374,093
Presbia PLC	16	-	-	-	-	(16)	-
Silicon Laboratories, Inc.	246,398	825	21,844	-	12,222	(26,532)	-
Total	610,112	20,726	34,047	802	10,080	(3,420)	392,178

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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